Property and Equipment, Net (Detail Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2020
Property and Equipment, Net (Textual)
Depreciation expenses	$ 75,021	$ 23,655	$ 13,077
Subsequent Event [Member]
Property and Equipment, Net (Textual)
Construction additional cost				$ 154,530